Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Nov. 25, 2018	Nov. 26, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 10,037	$ 11,726
Accumulated depreciation	$ 974,206	$ 951,249
Common stock, par value (usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (shares)	2,700,000,000	2,700,000,000
Common stock, shares issued (shares)	376,028,430	375,214,470
Common stock, shares outstanding (shares)	376,028,430	375,214,470